SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”), which collective term includes all applicable individual International Financial Reporting Standards, International Accounting Standards and Interpretations issued by the IASB.

The significant accounting policies that have been used in the preparation of these consolidated financial statements are summarized below. These policies have been consistently applied to all the years presented unless otherwise stated. The adoption of new or amended IFRSs and the impacts on the Company’s financial statements, if any, are disclosed in Note 3.

The consolidated financial statements have been prepared on the historical cost basis, except for derivative financial instruments that have been measured at fair value.

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying amounts of assets and liabilities not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRSs that have significant effect on the financial statements and major sources of estimation uncertainty are discussed in Note 4.

The consolidated financial statements were approved and authorized for issue by the Board of Directors on January 29, 2026.

2.2 Basis of consolidation

(i) 100% owned Subsidiaries

The Company’s financial statements consolidate those of the Company and all of its subsidiaries as of September 30, 2025. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When assessing whether the Company has power, only substantive rights (held by the Company and other parties) are considered.

An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Inter-company transactions, balances and unrealized gains or losses on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

(ii) Non-controlling interests

Antelope Ruicheng owns 51% of Hainan Kylin, while non-controlling interest owns 49% of Hainan Kylin. Hainan Kylin 100% owns Hangzhou Kylin, Anhui Kylin, Wenzhou Kylin, Hubei Kylin and Jiangxi Kylin. Non-controlling interests in the financial results and equity of subsidiaries are shown separately in the Consolidated Statements of Comprehensive Income (Loss), Consolidated Statements of Financial Position and Consolidated Statements of Changes in Shareholders’ Equity respectively.

2.3 Foreign currency translation

The financial statements are presented in USD (to the nearest thousand), being the currency that best reflects the economic substance of the underlying events and circumstances relevant to the Company. The Company’s operations are conducted through the subsidiaries in the People’s Republic of China (“PRC”). The functional currency of these subsidiaries in China is Renminbi (“RMB”). The functional currency of Antelope Enterprise and Antelope HK is the United State dollars (US$). The functional currency of Vast Elite is Hong Kong dollar (“HKD”).

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in profit or loss.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements of foreign operations, originally presented in a currency different from the Company’s presentation currency, have been converted into USD. Assets and liabilities have been translated into USD at the closing rates at the reporting date. Income and expenses have been converted into USD at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the currency translation reserve in equity.

When a foreign operation is sold, such exchange differences are reclassified from equity to profit or loss as part of the gain or loss on sale.

Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translations adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in the consolidated statements of changes in shareholders’ equity. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

2.4 Plant and equipment

Leasehold land and buildings for own use

When a lease includes both land and building elements, the Company assesses the classification of each element as a finance or an operating lease separately based on the assessment as to whether substantially all the risks and rewards incidental to ownership of each element have been transferred to the Company, unless it is clear that both elements are operating leases in which case the entire lease is classified as an operating lease. Specifically, the minimum lease payments (including any lump sum upfront payments) are allocated between the land and the building elements in proportion to the relative fair values of the leasehold interests in the land element and building element of the lease at the inception of the lease.

To the extent the allocation of the lease payments can be made reliably, interest in leasehold land that is accounted for as an operating lease is presented as “land use rights” in the consolidated statements of financial position and is amortized over the lease term on a straight-line basis.

All buildings are depreciated over their expected useful lives of 40 years.

Other plant and equipment

Plant and equipment are stated in the consolidated statements of financial position at cost less any accumulated depreciation and any accumulated impairment losses.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives as follows, using the straight-line method:

Plant and machinery	10 years
Motor vehicles	10 years
Office equipment	5 years

The assets’ residual values, depreciation methods and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other costs, such as repairs and maintenance, are charged to profit or loss during the financial period in which they are incurred.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

2.5 Inventories

Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average basis, and in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overhead.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and applicable selling expenses.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs. As a result of disposal subsidiaries, the inventory balance on the balance sheet date became zero.

2.6 Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand, demand deposits with banks and short term highly liquid investments with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value. For the purpose of the statement of cash flows presentation, cash and cash equivalents include bank overdrafts which are repayable on demand and form an integral part of the Company’s cash management.

2.7 Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value except for trade debtors arising from contracts with customers which are initially measured in accordance with IFRS 15 since 1 January 2019. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets or liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest income which are derived from the Company’s ordinary course of business are presented as revenue.

Financial assets

Classification and subsequent measurement of financial assets (upon application of IFRS 9)

Financial assets that meet the following conditions are subsequently measured at amortized cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are subsequently measured at fair value through profit or loss (“FVTPL”).

A financial asset is classified as held for trading if:

●	it has been acquired principally for the purpose of selling in the near term; or

●	on initial recognition it is a part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking; or

●	it is a derivative that is not designated and effective as a hedging instrument.

In addition, the Company may irrevocably designate a financial asset that are required to be measured at the amortized cost as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

(i) Amortized cost and interest income

Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit impaired.

(ii) Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortized cost are measured at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “other gains and losses” line item.

Impairment of financial assets (upon application IFRS 9)

The Company recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, bank deposits and bank balances). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

General approach

ECLs are recognized in two measurement bases. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Company compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward looking information.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 — Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 — Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 — Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables that do not contain a significant financing component or when the Company applies the practical expedient of not adjusting the effect of a significant financing component, the Company applies the simplified approach in calculating ECLs. Under the simplified approach, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

The Company assesses at the end of each reporting period whether there is any objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that occurred after the initial recognition of the asset have an impact on the estimated future cash flows of the financial asset or the Company of financial assets that can be reliably estimated. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Company first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Company determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate (i.e., the effective interest rate computed at initial recognition).

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss. Interest income continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Company.

If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to other expenses in the statement of profit or loss.

Classification and subsequent measurement of financial assets (before application of IFRS 9 on January 1, 2018)

The Company’s financial assets are loans and receivables. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are initially recognized at fair value. Subsequent to initial recognition, loans and receivables (including trade and other receivables, pledged bank deposits, fixed bank deposits with maturity periods over three months and bank balances) are measured at amortized cost using the effective interest method, less any identified impairment losses).

Impairment of financial assets

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the financial assets have been affected.

Objective evidence of impairment could include:

●	significant financial difficulty of the issuer or counterparty; or

●	breach of contract, such as a default or delinquency in interest or principal payments; or

●	it becoming probable that the borrower will enter bankruptcy or financial re-organization; or disappearance of an active market for that financial asset because of financial difficulties.

If any such evidence exists, the impairment loss on trade receivables and other current receivables and other financial assets carried at amortized cost is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition of these assets), where the effect of discounting is material. This assessment is made collectively where these financial assets share similar risk characteristics, such as similar past due status, and have not been individually assessed as impaired. Future cash flows for financial assets which are assessed for impairment collectively are based on historical loss experience for assets with credit risk characteristics similar to the collective group.

If in a subsequent period the amount of an impairment loss decreases and the decrease can be linked objectively to an event occurring after the impairment loss was recognized, the impairment loss is reversed through profit or loss. A reversal of an impairment loss shall not result in the asset’s carrying amount exceeding that which would have been determined had no impairment loss been recognized in prior years.

Impairment losses are written off against the corresponding assets directly, except for impairment losses recognized in respect of trade receivables included within trade and other receivables and prepayments, whose recovery is considered doubtful but not remote. In this case, the allowance of credit losses are recorded using an allowance account. When the Company is satisfied that recovery is remote, the amount considered irrecoverable is written off against trade debtors directly and any amounts held in the allowance account relating to that debt are reversed. Subsequent recoveries of amounts previously charged to the allowance account are reversed against the allowance account. Other changes in the allowance account and subsequent recoveries of amounts previously written off directly are recognized in profit or loss.

Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity instruments

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Interest expense is recognized on an effective interest basis.

Financial liabilities

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. They are subsequently stated at amortized cost with any difference between the amount initially recognized and redemption value being recognized in profit or loss over the period of the borrowings, together with any interest and fees payable, using the effective interest method.

Trade and other payables are initially recognized at fair value. They are subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Derecognition

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

The Company derecognizes a financial liability when, and only when, the Company’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

2.8 Derivative financial instruments

Initial recognition and subsequent measurement

The Company uses derivative financial instruments, such as forward currency contracts, for investment purposes. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss.

2.9 Leases

Finance leases refers to the situation that the economic ownership of a leased asset is transferred to the lessee if the lessee bears substantially all the risks and rewards of ownership of the leased asset.

All other leases are treated as operating leases. Where the Company has the use of assets under operating leases, payments made under the leases are charged to profit or loss on a straight line basis over the lease terms except where an alternative basis is more representative of the time pattern of benefits to be derived from the leased assets. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rental are charged to profit or loss in the accounting period in which they are incurred. Operating leases were treated in accordance to IFRS 16 commencing January 1, 2019.

All the leases of the Company are operating leases as of September 30, 2025 and December 31, 2024.

2.10 Provisions and contingencies

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

All provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future uncertain events not wholly within the control of the Company are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

2.11 Share capital

Ordinary shares are classified as equity. Share capital is determined using the nominal value of shares that have been issued. The Company’s Class A ordinary shares, Class B ordinary shares and preferred shares have no par value as a result of amended and restated memorandum and articles of association effective on February 21, 2023.

Any transaction costs associated with the issuing of shares are deducted from share premium (net of any related income tax benefit) to the extent they are incremental costs directly attributable to the equity transaction.

2.12 Revenue recognition

The Company follows IFRS 15 for revenue recognition, recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To recognise revenue under IFRS 15, an entity applies the following five steps:

●	identify the contract(s) with a customer.
●	identify the performance obligations in the contract. Performance obligations are promises in a contract to transfer to a customer goods or services that are distinct.
●	determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. If the consideration promised in a contract includes a variable amount, an entity must estimate the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to a customer.
●	allocate the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each distinct good or service promised in the contract.
●	recognise revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer services to a customer). For a performance obligation satisfied over time, an entity would select an appropriate measure of progress to determine how much revenue should be recognised as the performance obligation is satisfied.

Consulting service and livestreaming ecommerce service are recognized when performance obligation is satisfied by providing the service to customers, usually at a point in time, the transaction price for each performance obligation is determined.

Interest income is recognized on a time-proportion basis using the effective interest method.

2.13 Deferred revenue

The Company records payments received in advance from its customers for the services to be provided by the Company as deferred revenue, the Company will recognize it as revenue when the services are provided to the customers. The balance of deferred revenue was USD 1,459,000 and USD 2,612,000 as of September 30, 2025 and December 31, 2024, respectively.

2.14 Impairment of non-financial assets

Impairment testing is made on the Company’s goodwill at each reporting date. Plant and equipment are tested for impairment if there is any indication that the assets may be impaired at the balance sheet date.

If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount.

Calculation of recoverable amount

An asset’s recoverable amount is the greater of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

Recognition of impairment losses

An impairment loss is recognized in profit or loss whenever the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to that cash-generating unit (or group of units), and then, to reduce on a pro rata basis the carrying amount of the other assets in the unit (or group of units), except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

Reversal of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

2.15 Employee benefits

Retirement benefits

The employees of the Company’s PRC subsidiaries are required to participate in a central pension scheme operated by the local municipal government. Contributions are recognized as an expense in profit or loss as employees render services during the year. The Company’s obligation under these plans is limited to the fixed percentage contributions payable.

Share-based employee remuneration

The Company operates equity-settled share-based remuneration plans for its employees. None of the Company’s plans feature any options for a cash settlement.

The fair value of share options granted to employees is recognized as an employee cost with a corresponding increase in the share-based payment reserve within equity. The fair value is measured at the grant date using the Black Scholes Option Pricing Model, taking into account the terms and conditions upon which the options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the share options, the total estimated fair value of the share options is spread over the vesting period, taking into account the probability that the options will vest.

During the vesting period, the number of share options expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year under review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the share-based payment reserve. On the vesting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that vest (with a corresponding adjustment to the share-based payment reserve) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares. The equity amount is recognized in the share-based payment reserve until either the option is exercised (when it is transferred to the share premium account) or the option expires (when it is released directly to retained earnings).

2.16 Borrowing costs

Borrowing costs consist of interest and other costs incurred in connection with the borrowing of funds. Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset until such time as the assets are substantially ready for their intended use or sale. Other borrowing costs are expensed when incurred.

2.17 Accounting for income taxes

Income tax comprises current tax and deferred tax.

Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payables on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is calculated using the liability method on temporary differences at the reporting date between the carrying amounts of assets and liabilities in the financial statements and their respective tax bases. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, tax losses available to be carried forward as well as other unused tax credits, to the extent that it is probable that taxable profit, including existing taxable temporary differences, will be available against which the deductible temporary differences, unused tax losses and unused tax credits can be utilized.

Deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither taxable nor accounting profit or loss.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax is calculated, without discounting, at the tax rates that are expected to apply in the period the liability is settled or the asset realized, based on tax rate (and tax laws) that have been enacted or substantively enacted at the reporting date.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Additional income taxes that arise from the distribution of dividends are recognized when the liability to pay the related dividends is recognized.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets are offset against deferred tax liabilities, if the Company has the legally enforceable right to set off the recognized amounts and the following additional conditions are met:

(a)	in the case of current tax assets and liabilities, the Company intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously; or

(b)	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

(i)	the same taxable entity; or

(ii)	different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend either to settle current tax liabilities and realize the current tax assets on a net basis, or to settle the liabilities and realize the assets simultaneously.

2.18 Research and development activities

Costs associated with research activities are expensed in profit or loss as they incur. Costs that are directly attributable to development activities are recognized as intangible assets if, and only if, all of the following have been demonstrated:

(i)	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;

(ii)	the intention to complete the intangible asset and use or sell it;

(iii)	the ability to use or sell the intangible asset;

(iv)	how the intangible asset will generate probable future economic benefits;

(v)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

(vi)	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

2.19 Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer, who is the Company’s chief operating decision maker, for his decisions about the allocation of resources to the Company’s business components and for his review of the performance of those components.

Business segment

The Company operates principally in the 1) live-streaming e-commerce segment, providing a one-stop solution for our customers to enable them to utilize the growing sales channel of livestreaming ecommerce. 2) providing business management consulting, information system technology consulting services including the sales of software use rights for digital data deposit platforms and asset management systems, and online social media platform development and consulting, and 3) natural gas power generation, which was in the initial development stage and did not generate any revenue yet as of this report date. The Chief Executive Officer regularly reviews the Company’s business as two business segments.

Geographical segment

The business of the Company is engaged in the PRC and U.S. The Chief Executive Officer regularly review the Company’s business as two geographical segments.

2.20 Related parties

(a)	A person, or a close member of that person’s family, is related to the Company if that person:

(i)	has control or joint control over the Company;

(ii)	has significant influence over the Company; or

(iii)	is a member of the key management personnel of the Company.

(b)	An entity is related to the Company if any of the following conditions applies:

(iv)	The entity and the Company are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(v)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(vi)	Both entities are joint ventures of the same third party.

(vii)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(viii)	The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company.

(ix)	The entity is controlled or jointly controlled by a person identified in (a).

(x)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

2.21 Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the consolidated statement of financial position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the consolidated statement of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the consolidated statement of comprehensive income.